UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Conservative Profile Fund (Investor Class shares) returned 6.35%, relative to a 26.70% return for the Wilshire 5000 Index, a -1.54% return for the Bloomberg U.S. Aggregate Bond Index and a 6.46% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

50,000
40,000
30,000
20,000
10,000
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012	10,910.00	10,774.69	11,606.00	10,421.00
2013	11,747.56	11,491.00	15,443.08	10,210.11
2014	12,341.34	12,212.01	17,406.16	10,819.21
2015	12,224.62	12,332.47	17,522.06	10,878.72
2016	12,989.89	12,910.02	19,864.82	11,166.73
2017	13,949.84	13,864.12	24,034.41	11,562.23
2018	13,510.42	13,651.17	22,768.80	11,563.55
2019	15,069.52	15,435.18	29,831.47	12,571.51
2020	16,306.73	16,704.67	36,042.14	13,515.20
2021	17,342.21	17,783.02	45,663.90	13,306.79

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	6.64%	6.30%	5.34%
Investor Class	6.35%	5.95%	5.66%
Class L	6.08%	5.68%	5.40%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.07%
Fixed Interest Contract	22.33
Large Cap Equity	8.90
International Equity	8.43
Real Estate Equity	5.14
Mid Cap Equity	4.88
Small Cap Equity	3.25
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,020.40	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.19
Investor Class
Actual	$1,000.00	$1,018.60	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.97
Class L
Actual	$1,000.00	$1,017.20	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Moderately Conservative Profile Fund (Investor Class shares) returned 9.13%, relative to a 26.70% return for the Wilshire 5000 Index, a -1.54% return for the Bloomberg U.S. Aggregate Bond Index and a 9.66% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

50,000
40,000
30,000
20,000
10,000
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012	11,083.00	10,963.05	11,606.00	10,421.00
2013	12,416.35	12,192.20	15,443.08	10,210.11
2014	13,135.78	13,023.25	17,406.16	10,819.21
2015	13,028.31	13,146.94	17,522.06	10,878.72
2016	13,991.10	13,918.33	19,864.82	11,166.73
2017	15,400.00	15,351.75	24,034.41	11,562.23
2018	14,671.58	14,921.81	22,768.80	11,563.55
2019	16,791.62	17,341.83	29,831.47	12,571.51
2020	18,398.58	19,093.45	36,042.14	13,515.20
2021	20,078.37	20,937.65	45,663.90	13,306.79

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	9.48%	7.88%	6.61%
Investor Class	9.13%	7.49%	7.22%
Class L	8.88%	7.21%	6.94%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.67%
Fixed Interest Contract	21.75
Large Cap Equity	14.32
International Equity	13.59
Mid Cap Equity	7.86
Small Cap Equity	5.22
Real Estate Equity	4.59
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,026.30	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,024.60	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Class L
Actual	$1,000.00	$1,023.40	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Moderate Profile Fund (Investor Class shares) returned 11.98%, relative to a 26.70% return for the Wilshire 5000 Index, a -1.54% return for the Bloomberg U.S. Aggregate Bond Index and a 12.95% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

50,000
40,000
30,000
20,000
10,000
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012	11,247.00	11,152.00	11,606.00	10,421.00
2013	13,079.59	12,928.18	15,443.08	10,210.11
2014	13,922.37	13,871.19	17,406.16	10,819.21
2015	13,831.31	13,992.40	17,522.06	10,878.72
2016	14,986.23	14,975.75	19,864.82	11,166.73
2017	16,925.45	16,965.08	24,034.41	11,562.23
2018	15,859.14	16,270.13	22,768.80	11,563.55
2019	18,637.67	19,429.01	29,831.47	12,571.51
2020	20,734.40	21,727.78	36,042.14	13,515.20
2021	23,218.39	24,540.46	45,663.90	13,306.79

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	12.15%	9.51%	7.91%
Investor Class	11.98%	9.15%	8.79%
Class L	11.56%	8.86%	8.51%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.67%
Large Cap Equity	19.76
International Equity	18.77
Fixed Interest Contract	15.77
Mid Cap Equity	10.79
Small Cap Equity	7.19
Real Estate Equity	4.05
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,030.70	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,029.60	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Class L
Actual	$1,000.00	$1,027.60	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Moderately Aggressive Profile Fund (Investor Class shares) returned 14.25%, relative to a 26.70% return for the Wilshire 5000 Index, a -1.54% return for the Bloomberg U.S. Aggregate Bond Index and a 15.82% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

50,000
40,000
30,000
20,000
10,000
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012	11,407.00	11,314.21	11,606.00	10,421.00
2013	13,738.17	13,595.42	15,443.08	10,210.11
2014	14,708.00	14,652.57	17,406.16	10,819.21
2015	14,613.20	14,764.89	17,522.06	10,878.72
2016	15,962.00	15,951.00	19,864.82	11,166.73
2017	18,423.34	18,492.69	24,034.41	11,562.23
2018	17,019.48	17,523.76	22,768.80	11,563.55
2019	20,482.95	21,415.81	29,831.47	12,571.51
2020	22,889.69	24,249.60	36,042.14	13,515.20
2021	26,151.48	28,085.95	45,663.90	13,306.79

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	14.64%	10.75%	8.91%
Investor Class	14.25%	10.38%	10.09%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.40%
International Equity	23.12
Bond	17.77
Mid Cap Equity	13.39
Small Cap Equity	8.94
Fixed Interest Contract	8.85
Real Estate Equity	3.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,036.10	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.36
Investor Class
Actual	$1,000.00	$1,033.70	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Three things drove market narrative in 2021: the virus, the economy, and government policy. While connected to one another in obvious ways, they each marked their own time and progressed at their own pace throughout the year. For example, fiscal and monetary policy were at their loosest during January and February but became progressively less accommodative as the year went on. By November, the Federal Reserve (“Fed”) had begun tapering its bond purchases and was openly talking about “lift-off” - that point, still somewhere in the future, when the Federal Funds rate will no longer be pegged at zero.
As far as COVID-19 is concerned, widespread vaccine availability was still a relatively new thing as the year began, meaning that COVID-19 case numbers, mitigation policies designed to curb the spread of the virus, and the associated stress on society and the healthcare system were still setting the tone in early 2021. COVID-19 seemed to take a short breather during the spring and early months of summer, but then two separate variants - first Delta and later Omicron - forced the pandemic back to the front of the market’s consciousness at the end of the year.
Of course, the policy environment and the stubbornness of the virus created a feedback loop that in turn helped dictate the rhythm of economic growth. The reflexive spike in economic growth that occurred in 2020, immediately after the worst of the lockdowns ended, had largely played itself out by the time the calendar turned to 2021, and both the U.S. and global economies spent much of last year relearning how to stand on their own two feet as months and months of official support began to wane. Progress was uneven, however, with some areas, such as consumer demand, remaining robust throughout the year while others - most notably labor markets and global supply chains - remain distorted by the pandemic even today. But the defining feature of 2021’s economy was a resurgence in inflation: Consumer prices are now rising at the fastest pace seen since the early 1980s, presenting both businesses and investors with a set of problems they haven’t had to face in a generation.
The interaction of these three factors created a market environment that might be best described as varied. Equity markets were upbeat, especially during the summer months when all three kings - the virus, the economy, and policy - were generally aligned in positive ways. Indeed, except for a brief period in the fall when it was becoming clear that inflation wasn’t really transitory at all and the Delta variant was causing COVID-19 fears to surge, stocks marched relentlessly higher during 2021.
Underneath the surface, however, things were far less uniform. The on-again/off-again progress against the virus and continued economic uncertainty caused investor preferences to whipsaw between the relatively expensive growth stocks that aligned well with COVID-era policies on one hand and the less expensive, value-oriented stocks that were better at capturing trends associated with a post-pandemic resumption of more orderly and predictable economic growth on the other. Domestic equity markets outperformed non-U.S. markets throughout much of the year, likely owing to the persistent (if not clichéd) view that U.S. markets are somewhat less risky and more liquid than many foreign markets, as well as expectations that the U.S. might recover faster and in more robust fashion than other countries. Emerging markets struggled for obvious reasons against such an environment and were one of the few asset classes to end 2021 with losses.

Trends were mixed below the surface of fixed income markets as well. Credit spreads, which are sometimes viewed as a referendum on the health of the corporate sector in general, began 2021 at very tight levels and remained there throughout the year - a clear vote of confidence for borrowers that remained more or less unchanged for all of 2021.
The environment for rates, however, was far more interesting. Interest rates rose moderately for much of 2021 as the U.S. and global economies continued to dig out from the worst the pandemic could throw at them, but the Fed’s zero-rate policy acted as a heavy weight on shorter-term rates throughout the first half of the year. That changed, however, as soon as markets - and ultimately the Fed itself - came around to the notion that inflation was deeper and more persistent than originally thought. It quickly became obvious the Fed would have to adjust to that reality by tightening policy faster than many investors had assumed, and money began flowing out of shorter-term debt at a faster pace, in turn causing rates at the short end of the yield curve to accelerate during the fourth quarter. Longer-term rates, which are sometimes viewed as more sensitive to expectations surrounding economic growth than to Fed policy, rose more slowly, creating a modest performance disparity between strategies that focus on short-term debt and those with a longer-term horizon.
For the twelve-month period ended December 31, 2021, the Great-West Aggressive Profile Fund (Investor Class shares) returned 19.49%, relative to a 26.70% return for the Wilshire 5000 Index, a -1.54% return for the Bloomberg U.S. Aggregate Bond Index and a 22.10% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012	11,664.00	11,647.89	11,606.00	11,712.00
2013	15,054.62	15,064.73	15,443.08	11,854.39
2014	16,310.82	16,357.61	17,406.16	15,647.64
2015	16,206.66	16,437.04	17,522.06	16,348.65
2016	17,995.88	18,083.42	19,864.82	17,440.18
2017	21,706.62	21,975.16	24,034.41	18,096.54
2018	19,446.97	20,292.23	22,768.80	17,333.05
2019	24,522.62	25,991.10	29,831.47	21,337.59
2020	27,462.89	30,057.83	36,042.14	18,948.24
2021	32,815.40	36,699.54	45,663.90	27,647.97

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	19.82%	13.17%	10.85%
Investor Class	19.49%	12.77%	12.62%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.90%
International Equity	32.30
Mid Cap Equity	18.47
Small Cap Equity	12.32
Real Estate Equity	3.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,045.00	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Investor Class
Actual	$1,000.00	$1,043.60	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.85
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
7,003,235	Great-West Core Bond Fund Institutional Class(a)	$ 70,102,381
10,687,386	Great-West Global Bond Fund Institutional Class(a)	93,514,632
4,030,675	Great-West High Yield Bond Fund Institutional Class(a)	42,201,163
4,461,251	Great-West Inflation-Protected Securities Fund Institutional Class(a)	47,021,585
9,759,757	Great-West Multi-Sector Bond Fund Institutional Class(a)	92,132,101
9,467,823	Great-West Short Duration Bond Fund Institutional Class(a)	93,542,090
7,325,587	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	70,032,613

TOTAL BOND MUTUAL FUNDS — 47.09% (Cost $511,028,224)		$ 508,546,565
EQUITY MUTUAL FUNDS
1,969,441	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,206,468
1,765,768	Great-West International Growth Fund Institutional Class(a)	20,359,305
5,495,818	Great-West International Value Fund Institutional Class(a)	50,506,561
2,491,411	Great-West Large Cap Growth Fund Institutional Class(a)	27,430,431
8,514,110	Great-West Large Cap Value Fund Institutional Class(a)	68,708,869
Shares		Fair Value
Equity Mutual Funds — (continued)
4,330,779	Great-West Mid Cap Value Fund Institutional Class(a)	$ 37,721,088
4,961,603	Great-West Real Estate Index Fund Institutional Class(a)	55,470,725
795,108	Great-West Small Cap Growth Fund Institutional Class(a)	10,081,970
2,983,700	Great-West Small Cap Value Fund Institutional Class(a)	25,063,081
1,735,548	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,995,135

TOTAL EQUITY MUTUAL FUNDS — 30.61% (Cost $281,353,008)		$ 330,543,633
Account Balance
FIXED INTEREST CONTRACT
241,181,665 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	241,181,665

TOTAL FIXED INTEREST CONTRACT — 22.33% (Cost $241,181,665)		$ 241,181,665
TOTAL INVESTMENTS — 100.03% (Cost $1,033,562,897)		$1,080,271,863
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (328,615)
TOTAL NET ASSETS — 100.00%		$1,079,943,248

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
3,197,376	Great-West Core Bond Fund Institutional Class(a)	$ 32,005,734
4,880,945	Great-West Global Bond Fund Institutional Class(a)	42,708,267
1,835,515	Great-West High Yield Bond Fund Institutional Class(a)	19,217,840
2,037,711	Great-West Inflation-Protected Securities Fund Institutional Class(a)	21,477,480
4,449,960	Great-West Multi-Sector Bond Fund Institutional Class(a)	42,007,621
1,609,716	Great-West Short Duration Bond Fund Institutional Class(a)	15,903,997
3,344,648	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	31,974,834

TOTAL BOND MUTUAL FUNDS — 32.68% (Cost $206,402,876)		$205,295,773
EQUITY MUTUAL FUNDS
1,844,851	Great-West Emerging Markets Equity Fund Institutional Class(a)	18,928,170
1,654,246	Great-West International Growth Fund Institutional Class(a)	19,073,455
5,157,243	Great-West International Value Fund Institutional Class(a)	47,395,069
2,330,195	Great-West Large Cap Growth Fund Institutional Class(a)	25,655,444
7,972,598	Great-West Large Cap Value Fund Institutional Class(a)	64,338,865
Shares		Fair Value
Equity Mutual Funds — (continued)
4,060,309	Great-West Mid Cap Value Fund Institutional Class(a)	$ 35,365,296
2,579,467	Great-West Real Estate Index Fund Institutional Class(a)	28,838,438
739,612	Great-West Small Cap Growth Fund Institutional Class(a)	9,378,278
2,790,052	Great-West Small Cap Value Fund Institutional Class(a)	23,436,436
1,621,670	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,011,228

TOTAL EQUITY MUTUAL FUNDS — 45.60% (Cost $248,880,431)		$286,420,679
Account Balance
FIXED INTEREST CONTRACT
136,657,684 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	136,657,684

TOTAL FIXED INTEREST CONTRACT — 21.75% (Cost $136,657,684)		$136,657,684
TOTAL INVESTMENTS — 100.03% (Cost $591,940,991)		$628,374,136
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (195,155)
TOTAL NET ASSETS — 100.00%		$628,178,981

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
6,881,282	Great-West Core Bond Fund Institutional Class(a)	$ 68,881,630
10,501,934	Great-West Global Bond Fund Institutional Class(a)	91,891,921
3,955,645	Great-West High Yield Bond Fund Institutional Class(a)	41,415,600
4,388,258	Great-West Inflation-Protected Securities Fund Institutional Class(a)	46,252,237
9,589,738	Great-West Multi-Sector Bond Fund Institutional Class(a)	90,527,132
3,464,019	Great-West Short Duration Bond Fund Institutional Class(a)	34,224,513
7,197,887	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	68,811,803

TOTAL BOND MUTUAL FUNDS — 23.67% (Cost $446,371,574)		$ 442,004,836
EQUITY MUTUAL FUNDS
7,587,050	Great-West Emerging Markets Equity Fund Institutional Class(a)	77,843,133
6,783,766	Great-West International Growth Fund Institutional Class(a)	78,216,826
21,161,121	Great-West International Value Fund Institutional Class(a)	194,470,698
9,571,062	Great-West Large Cap Growth Fund Institutional Class(a)	105,377,397
32,673,062	Great-West Large Cap Value Fund Institutional Class(a)	263,671,614
Shares		Fair Value
Equity Mutual Funds — (continued)
16,549,013	Great-West Mid Cap Value Fund Institutional Class(a)	$ 144,141,901
6,773,696	Great-West Real Estate Index Fund Institutional Class(a)	75,729,917
3,028,475	Great-West Small Cap Growth Fund Institutional Class(a)	38,401,061
11,402,822	Great-West Small Cap Value Fund Institutional Class(a)	95,783,706
6,636,032	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	57,335,315

TOTAL EQUITY MUTUAL FUNDS — 60.58% (Cost $1,001,684,168)		$1,130,971,568
Account Balance
FIXED INTEREST CONTRACT
294,574,102 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	294,574,102

TOTAL FIXED INTEREST CONTRACT — 15.78% (Cost $294,574,102)		$ 294,574,102
TOTAL INVESTMENTS — 100.03% (Cost $1,742,629,844)		$1,867,550,506
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (627,490)
TOTAL NET ASSETS — 100.00%		$1,866,923,016

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
BOND MUTUAL FUNDS
2,255,040	Great-West Core Bond Fund Institutional Class(a)	$ 22,572,949
3,431,983	Great-West Global Bond Fund Institutional Class(a)	30,029,853
1,287,788	Great-West High Yield Bond Fund Institutional Class(a)	13,483,140
1,435,617	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,131,405
3,145,883	Great-West Multi-Sector Bond Fund Institutional Class(a)	29,697,133
2,771,469	Great-West Short Duration Bond Fund Institutional Class(a)	27,382,118
2,357,618	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	22,538,827

TOTAL BOND MUTUAL FUNDS — 17.77% (Cost $162,395,802)		$160,835,425
EQUITY MUTUAL FUNDS
4,519,325	Great-West Emerging Markets Equity Fund Institutional Class(a)	46,368,276
4,065,912	Great-West International Growth Fund Institutional Class(a)	46,879,970
12,623,647	Great-West International Value Fund Institutional Class(a)	116,011,311
5,736,142	Great-West Large Cap Growth Fund Institutional Class(a)	63,154,925
19,543,970	Great-West Large Cap Value Fund Institutional Class(a)	157,719,836
Shares		Fair Value
Equity Mutual Funds — (continued)
9,977,029	Great-West Mid Cap Value Fund Institutional Class(a)	$ 86,899,918
2,859,405	Great-West Real Estate Index Fund Institutional Class(a)	31,968,145
1,826,857	Great-West Small Cap Growth Fund Institutional Class(a)	23,164,551
6,873,413	Great-West Small Cap Value Fund Institutional Class(a)	57,736,671
3,974,788	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,342,169

TOTAL EQUITY MUTUAL FUNDS — 73.41% (Cost $656,436,930)		$664,245,772
Account Balance
FIXED INTEREST CONTRACT
80,126,465 (b)	Great-West Life & Annuity Contract(a) 1.25%(c)	80,126,465

TOTAL FIXED INTEREST CONTRACT — 8.85% (Cost $80,126,465)		$ 80,126,465
TOTAL INVESTMENTS — 100.03% (Cost $898,959,197)		$905,207,662
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (298,507)
TOTAL NET ASSETS — 100.00%		$904,909,155

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,045,958	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 51,771,525
4,506,805	Great-West International Growth Fund Institutional Class(a)	51,963,457
14,106,636	Great-West International Value Fund Institutional Class(a)	129,639,987
6,342,465	Great-West Large Cap Growth Fund Institutional Class(a)	69,830,541
21,703,444	Great-West Large Cap Value Fund Institutional Class(a)	175,146,795
10,952,483	Great-West Mid Cap Value Fund Institutional Class(a)	95,396,129
1,946,646	Great-West Real Estate Index Fund Institutional Class(a)	21,763,507
2,005,528	Great-West Small Cap Growth Fund Institutional Class(a)	25,430,091
Shares		Fair Value
Equity Mutual Funds — (continued)
7,570,791	Great-West Small Cap Value Fund Institutional Class(a)	$ 63,594,642
4,405,355	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,062,265

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $670,076,875)		$722,598,939
TOTAL INVESTMENTS — 100.03% (Cost $670,076,875)		$722,598,939
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (236,637)
TOTAL NET ASSETS — 100.00%		$722,362,302

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,080,271,863	$628,374,136	$1,867,550,506
Subscriptions receivable	446,604	688,369	967,438
Receivable for investments sold	1,241,787	118,722	13,221,758
Total Assets	1,081,960,254	629,181,227	1,881,739,702
LIABILITIES:
Payable for distribution fees	2,055	5,573	37,642
Payable for investments purchased	19,895	156,449	-
Payable for shareholder services fees	307,340	177,358	520,473
Payable to investment adviser	19,220	12,224	69,375
Redemptions payable	1,668,496	650,642	14,189,196
Total Liabilities	2,017,006	1,002,246	14,816,686
NET ASSETS	$1,079,943,248	$628,178,981	$1,866,923,016
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,757,149	$6,792,514	$23,982,797
Paid-in capital in excess of par	1,056,725,869	600,544,199	1,889,904,712
Undistributed/accumulated earnings (deficit)	10,460,230	20,842,268	(46,964,493)
NET ASSETS	$1,079,943,248	$628,178,981	$1,866,923,016
NET ASSETS BY CLASS
Investor Class	$1,030,963,410	$574,251,420	$1,580,856,764
Class L	$9,556,850	$26,422,743	$179,321,859
Institutional Class	$39,422,988	$27,504,818	$106,744,393
CAPITAL STOCK:
Authorized
Investor Class	600,000,000	380,000,000	900,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	122,912,505	62,840,941	215,516,145
Class L	949,837	2,530,692	14,877,721
Institutional Class	3,709,144	2,553,511	9,434,106
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.39	$9.14	$7.34
Class L	$10.06	$10.44	$12.05
Institutional Class	$10.63	$10.77	$11.31
(a) Cost of investments, affiliated	$1,033,562,897	$591,940,991	$1,742,629,844
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$905,207,662	$722,598,939
Subscriptions receivable	1,060,786	294,055
Receivable for investments sold	464,245	1,488,345
Total Assets	906,732,693	724,381,339
LIABILITIES:
Payable for investments purchased	798	103,956
Payable for shareholder services fees	247,026	176,933
Payable to investment adviser	51,481	59,704
Redemptions payable	1,524,233	1,678,444
Total Liabilities	1,823,538	2,019,037
NET ASSETS	$904,909,155	$722,362,302
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,206,512	$10,136,849
Paid-in capital in excess of par	944,193,038	776,357,952
Undistributed/accumulated deficit	(50,490,395)	(64,132,499)
NET ASSETS	$904,909,155	$722,362,302
NET ASSETS BY CLASS
Investor Class	$849,676,945	$611,597,414
Institutional Class	$55,232,210	$110,764,888
CAPITAL STOCK:
Authorized
Investor Class	370,000,000	380,000,000
Institutional Class	25,000,000	35,000,000
Issued and Outstanding
Investor Class	106,925,232	91,878,733
Institutional Class	5,139,884	9,489,758
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.95	$6.66
Institutional Class	$10.75	$11.67
(a) Cost of investments, affiliated	$898,959,197	$670,076,875
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$3,195,097	$1,830,942	$4,010,266
Dividends, affiliated	26,256,904	19,276,030	71,482,159
Total Income	29,452,001	21,106,972	75,492,425
EXPENSES:
Management fees	1,028,582	602,216	1,823,387
Shareholder services fees – Investor Class	3,420,154	1,925,525	5,333,009
Shareholder services fees – Class L	37,914	93,007	628,675
Distribution fees – Class L	27,080	66,438	449,111
Total Expenses	4,513,730	2,687,186	8,234,182
Less management fees waived	809,819	462,866	1,015,533
Net Expenses	3,703,911	2,224,320	7,218,649
NET INVESTMENT INCOME	25,748,090	18,882,652	68,273,776
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	19,577,112	12,694,027	35,071,554
Realized gain distributions received, affiliated	29,395,642	23,915,972	94,458,424
Net Realized Gain	48,972,754	36,609,999	129,529,978
Net change in unrealized appreciation (depreciation) on investments, affiliated	(13,349,866)	(3,809,632)	706,744
Net Change in Unrealized Appreciation (Depreciation)	(13,349,866)	(3,809,632)	706,744
Net Realized and Unrealized Gain	35,622,888	32,800,367	130,236,722
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,370,978	$51,683,019	$198,510,498
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,023,547	$-
Dividends, affiliated	39,842,804	41,030,329
Total Income	40,866,351	41,030,329
EXPENSES:
Management fees	827,833	719,472
Shareholder services fees – Investor Class	2,686,848	2,094,834
Shareholder services fees – Class L(a)	19	31
Distribution fees – Class L(a)	14	22
Total Expenses	3,514,714	2,814,359
Less management fees waived	259,932	-
Net Expenses	3,254,782	2,814,359
NET INVESTMENT INCOME	37,611,569	38,215,970
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	20,462,972	20,397,173
Realized gain distributions received, affiliated	54,287,154	58,308,497
Net Realized Gain	74,750,126	78,705,670
Net change in unrealized appreciation (depreciation) on investments, affiliated	(8,362,996)	8,785,529
Net Change in Unrealized Appreciation (Depreciation)	(8,362,996)	8,785,529
Net Realized and Unrealized Gain	66,387,130	87,491,199
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,998,699	$125,707,169
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Conservative Profile Fund	2021	2020
OPERATIONS:
Net investment income	$25,748,090	$16,218,722
Net realized gain (loss)	48,972,754	(6,351,813)
Net change in unrealized appreciation (depreciation)	(13,349,866)	59,661,767
Net Increase in Net Assets Resulting from Operations	61,370,978	69,528,676
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(51,289,235)	(9,412,768)
Class L	(379,352)	(9,925,167)
Institutional Class	(1,783,653)	(908,119)
From Net Investment Income and Net Realized Gains	(53,452,240)	(20,246,054)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	394,940,522	766,208,929
Class L	2,904,972	184,975,552
Institutional Class	20,232,702	11,348,939
Shares issued in reinvestment of distributions
Investor Class	51,289,235	9,412,768
Class L	379,352	9,925,167
Institutional Class	1,783,653	908,119
Shares redeemed
Investor Class	(317,983,935)	(137,312,780)
Class L	(3,993,174)	(793,761,991)
Institutional Class	(16,672,500)	(21,783,146)
Net Increase in Net Assets Resulting from Capital Share Transactions	132,880,827	29,921,557
Total Increase in Net Assets	140,799,565	79,204,179
NET ASSETS:
Beginning of year	939,143,683	859,939,504
End of year	$1,079,943,248	$939,143,683
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	46,052,392	97,007,695
Class L	288,141	20,364,223
Institutional Class	1,896,699	1,176,635
Shares issued in reinvestment of distributions
Investor Class	6,068,631	1,167,565
Class L	37,441	1,079,649
Institutional Class	166,669	91,888
Shares redeemed
Investor Class	(37,121,213)	(17,426,246)
Class L	(393,365)	(85,798,983)
Institutional Class	(1,538,902)	(2,194,464)
Net Increase	15,456,493	15,467,962
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Moderately Conservative Profile Fund	2021	2020
OPERATIONS:
Net investment income	$18,882,652	$8,783,215
Net realized gain (loss)	36,609,999	(4,142,792)
Net change in unrealized appreciation (depreciation)	(3,809,632)	42,710,034
Net Increase in Net Assets Resulting from Operations	51,683,019	47,350,457
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(37,113,835)	(4,248,828)
Class L	(1,431,711)	(6,969,247)
Institutional Class	(1,636,259)	(511,194)
From Net Investment Income and Net Realized Gains	(40,181,805)	(11,729,269)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	226,431,356	431,726,582
Class L	918,969	133,574,296
Institutional Class	11,668,723	8,862,611
Shares issued in reinvestment of distributions
Investor Class	37,113,835	4,248,828
Class L	1,431,711	6,969,247
Institutional Class	1,636,259	511,194
Shares redeemed
Investor Class	(220,799,040)	(74,604,769)
Class L	(3,012,229)	(463,506,581)
Institutional Class	(7,825,923)	(9,495,533)
Net Increase in Net Assets Resulting from Capital Share Transactions	47,563,661	38,285,875
Total Increase in Net Assets	59,064,875	73,907,063
NET ASSETS:
Beginning of year	569,114,106	495,207,043
End of year	$628,178,981	$569,114,106
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	24,101,696	51,796,208
Class L	87,360	14,540,879
Institutional Class	1,058,010	947,590
Shares issued in reinvestment of distributions
Investor Class	4,019,216	500,809
Class L	135,852	752,434
Institutional Class	150,470	53,021
Shares redeemed
Investor Class	(23,531,618)	(8,928,073)
Class L	(283,941)	(49,802,150)
Institutional Class	(709,793)	(1,010,436)
Net Increase	5,027,252	8,850,282
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Moderate Profile Fund	2021	2020
OPERATIONS:
Net investment income	$68,273,776	$25,574,363
Net realized gain	129,529,978	3,325,865
Net change in unrealized appreciation	706,744	134,670,173
Net Increase in Net Assets Resulting from Operations	198,510,498	163,570,401
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(117,789,576)	(20,967,087)
Class L	(8,041,329)	(16,568,543)
Institutional Class	(6,301,412)	(3,099,612)
From Net Investment Income and Net Realized Gains	(132,132,317)	(40,635,242)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	531,617,199	812,280,170
Class L	1,958,537	210,201,237
Institutional Class	35,805,836	27,130,006
Shares issued in reinvestment of distributions
Investor Class	117,789,576	20,967,087
Class L	8,041,329	16,568,543
Institutional Class	6,301,412	3,099,612
Shares redeemed
Investor Class	(514,685,009)	(286,519,812)
Class L	(15,296,454)	(852,191,811)
Institutional Class	(52,036,535)	(64,048,179)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	119,495,891	(112,513,147)
Total Increase in Net Assets	185,874,072	10,422,012
NET ASSETS:
Beginning of year	1,681,048,944	1,670,626,932
End of year	$1,866,923,016	$1,681,048,944
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	70,038,942	126,474,781
Class L	162,432	20,958,269
Institutional Class	3,197,850	2,838,207
Shares issued in reinvestment of distributions
Investor Class	15,891,292	3,323,050
Class L	662,899	1,638,787
Institutional Class	551,874	326,439
Shares redeemed
Investor Class	(68,150,438)	(44,722,555)
Class L	(1,267,724)	(83,986,011)
Institutional Class	(4,524,150)	(6,502,170)
Net Increase	16,562,977	20,348,797
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Moderately Aggressive Profile Fund	2021	2020
OPERATIONS:
Net investment income	$37,611,569	$10,553,499
Net realized gain	74,750,126	38,510,112
Net change in unrealized appreciation (depreciation)	(8,362,996)	21,831,965
Net Increase in Net Assets Resulting from Operations	103,998,699	70,895,576
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(76,783,291)	(43,111,052)
Class L(a)	(141)	(8,483,548)
Institutional Class	(4,154,032)	(4,009,185)
From Net Investment Income and Net Realized Gains	(80,937,464)	(55,603,785)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	384,185,793	412,926,286
Class L(a)	4,593	118,087,856
Institutional Class	9,727,043	10,076,244
Shares issued in reinvestment of distributions
Investor Class	76,783,291	43,111,052
Class L(a)	141	8,483,548
Institutional Class	4,154,032	4,009,185
Shares redeemed
Investor Class	(295,392,608)	(151,265,704)
Class L(a)	(16,712)	(431,441,225)
Institutional Class	(22,910,988)	(17,956,293)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	156,534,585	(3,969,051)
Total Increase in Net Assets	179,595,820	11,322,740
NET ASSETS:
Beginning of year	725,313,335	713,990,595
End of year	$904,909,155	$725,313,335
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	46,080,175	57,480,571
Class L(a)	448	13,830,083
Institutional Class	892,262	1,115,982
Shares issued in reinvestment of distributions
Investor Class	9,528,023	5,755,366
Class L(a)	13	983,136
Institutional Class	382,079	413,204
Shares redeemed
Investor Class	(35,743,950)	(21,300,286)
Class L(a)	(1,678)	(49,761,260)
Institutional Class	(2,083,741)	(1,925,975)
Net Increase	19,053,631	6,590,821
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Aggressive Profile Fund	2021	2020
OPERATIONS:
Net investment income	$38,215,970	$8,886,137
Net realized gain (loss)	78,705,670	(1,463,828)
Net change in unrealized appreciation	8,785,529	56,782,134
Net Increase in Net Assets Resulting from Operations	125,707,169	64,204,443
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(76,595,764)	(16,741,764)
Class L(a)	(164)	(3,937,848)
Institutional Class	(9,149,117)	(3,590,341)
From Net Investment Income and Net Realized Gains	(85,745,045)	(24,269,953)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	194,715,843	239,323,157
Class L(a)	4,617	40,438,183
Institutional Class	34,479,549	22,955,494
Shares issued in reinvestment of distributions
Investor Class	76,595,764	16,741,764
Class L(a)	164	3,937,848
Institutional Class	9,149,117	3,590,341
Shares redeemed
Investor Class	(235,396,345)	(177,969,764)
Class L(a)	(13,424)	(195,621,699)
Institutional Class	(52,734,787)	(43,230,581)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,800,498	(89,835,257)
Total Increase (Decrease) in Net Assets	66,762,622	(49,900,767)
NET ASSETS:
Beginning of year	655,599,680	705,500,447
End of year	$722,362,302	$655,599,680
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	27,384,044	43,749,416
Class L(a)	302	3,553,630
Institutional Class	2,981,538	2,519,027
Shares issued in reinvestment of distributions
Investor Class	11,324,850	3,127,002
Class L(a)	10	339,762
Institutional Class	775,128	403,721
Shares redeemed
Investor Class	(33,225,752)	(32,239,012)
Class L(a)	(880)	(16,828,097)
Institutional Class	(4,375,086)	(4,679,070)
Net Increase (Decrease)	4,864,154	(53,621)
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$ 8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$ 8.39	6.35%
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
Class L
12/31/2021	$ 9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
Institutional Class
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$ 219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$ 271,766	0.45%	0.37%	2.33%	13%
Class L
12/31/2021	$ 9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$ 457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$ 427,340	0.70%	0.62%	2.27%	13%
Institutional Class
12/31/2021	$ 39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$ 8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$ 9.14	9.13%
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
Class L
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
Institutional Class
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
Class L
12/31/2021	$ 26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
Institutional Class
12/31/2021	$ 27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$ 7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$ 7.34	11.98%
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
Class L
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
Institutional Class
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
Class L
12/31/2021	$ 179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
Institutional Class
12/31/2021	$ 106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$ 7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$ 7.95	14.25%
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
Institutional Class
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$849,677	0.45%	0.41%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
Institutional Class
12/31/2021	$ 55,232	0.10%	0.06%	4.36%	23%
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$ 6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$ 6.66	19.49%
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
Institutional Class
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
Institutional Class
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. The Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares. The Great-West Moderately Aggressive Profile Fund Class L shares and Great-West Aggressive Profile Fund Class L shares each ceased operations on October 8, 2021. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.

Annual Report - December 31, 2021

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2021

The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
Great-West Conservative Profile Fund
	2021	2020
Ordinary income	$25,587,684	$15,521,536
Long-term capital gain	27,864,556	4,724,518
	$53,452,240	$20,246,054
Great-West Moderately Conservative Profile Fund
	2021	2020
Ordinary income	$18,489,432	$5,464,124
Long-term capital gain	21,692,373	6,265,145
	$40,181,805	$11,729,269
Great-West Moderate Profile Fund
	2021	2020
Ordinary income	$59,553,563	$18,613,776
Long-term capital gain	72,578,754	22,021,466
	$132,132,317	$40,635,242
Great-West Moderately Aggressive Profile Fund
	2021	2020
Ordinary income	$40,956,298	$12,087,855
Long-term capital gain	39,981,166	43,515,930
	$80,937,464	$55,603,785
Great-West Aggressive Profile Fund
	2021	2020
Ordinary income	$37,623,345	$8,608,726
Long-term capital gain	48,121,700	15,661,227
	$85,745,045	$24,269,953
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile Fund
Undistributed net investment income	$5,141,386
Undistributed long-term capital gains	22,545,657
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(17,226,813)
Tax composition of capital	$10,460,230

Annual Report - December 31, 2021

Great-West Moderately Conservative Profile Fund
Undistributed net investment income	$4,286,305
Undistributed long-term capital gains	18,200,031
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,644,068)
Tax composition of capital	$20,842,268
Great-West Moderate Profile Fund
Undistributed net investment income	$26,081,491
Undistributed long-term capital gains	62,753,049
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(135,799,033)
Tax composition of capital	$(46,964,493)
Great-West Moderately Aggressive Profile Fund
Undistributed net investment income	$865,535
Undistributed long-term capital gains	45,238,709
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(96,594,639)
Tax composition of capital	$(50,490,395)
Great-West Aggressive Profile Fund
Undistributed net investment income	$7,558,745
Undistributed long-term capital gains	35,366,985
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(107,058,229)
Tax composition of capital	$(64,132,499)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$1,097,498,676	$13,468,848	$(30,695,661)	$(17,226,813)
Great-West Moderately Conservative Profile Fund	630,018,204	14,472,313	(16,116,381)	(1,644,068)
Great-West Moderate Profile Fund	2,003,349,539	—	(135,799,033)	(135,799,033)
Great-West Moderately Aggressive Profile Fund	1,001,802,301	—	(96,594,639)	(96,594,639)
Great-West Aggressive Profile Fund	829,657,168	—	(107,058,229)	(107,058,229)

Annual Report - December 31, 2021

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Great-West Moderately Aggressive Profile Fund and of the Great-West Aggressive Profile Fund ceased operations on October 8, 2021.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Great-West Moderately Aggressive Profile Fund and of the Great-West Aggressive Profile Fund ceased operations on October 8, 2021.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the year ended December 31, 2021.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
Effective October 1, 2021 the amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.25%. Prior to October 1, 2021 the declared rate of interest was guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2021, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,003,235	$ 61,561,444	$18,597,060	$ 6,536,148	$ 337,192	$ (3,519,975)	$ 1,112,927	$ 70,102,381	6.49%
Great-West Global Bond Fund Institutional Class	10,687,386	81,793,729	23,203,970	5,954,327	5,993	(5,528,740)	166,385	93,514,632	8.66

Annual Report - December 31, 2021

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West High Yield Bond Fund Institutional Class	4,030,675	$ 36,716,474	$ 8,527,230	$ 3,460,698	$ 295,547	$ 418,157	$ 841,055	$ 42,201,163	3.91%
Great-West Inflation-Protected Securities Fund Institutional Class	4,461,251	41,148,987	10,596,624	5,087,009	330,403	362,983	1,383,858	47,021,585	4.35
Great-West Multi-Sector Bond Fund Institutional Class	9,759,757	80,792,887	24,593,145	7,689,566	666,114	(5,564,365)	4,017,571	92,132,101	8.53
Great-West Short Duration Bond Fund Institutional Class	9,467,823	81,909,120	21,692,634	7,843,091	90,395	(2,216,573)	1,609,713	93,542,090	8.66
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,325,587	61,432,077	18,055,461	6,159,177	149,194	(3,295,748)	651,663	70,032,613	6.49
					1,874,838	(19,344,261)	9,783,172	508,546,565	47.09
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,969,441	17,755,342	8,054,039	3,014,455	1,139,913	(2,588,458)	211,671	20,206,468	1.87
Great-West International Growth Fund Institutional Class	1,765,768	17,493,584	8,119,777	3,256,581	1,396,251	(1,997,475)	112,170	20,359,305	1.89
Great-West International Value Fund Institutional Class	5,495,818	43,730,379	14,412,370	8,159,102	1,273,671	522,914	1,475,997	50,506,561	4.68
Great-West Large Cap Growth Fund Institutional Class	2,491,411	23,538,006	12,300,487	6,327,110	1,886,133	(2,080,952)	223,210	27,430,431	2.54
Great-West Large Cap Value Fund Institutional Class	8,514,110	59,105,714	20,859,751	17,157,704	2,035,078	5,901,108	1,678,421	68,708,869	6.36
Great-West Mid Cap Value Fund Institutional Class	4,330,779	31,996,543	18,442,849	9,238,822	2,432,550	(3,479,482)	8,744,595	37,721,088	3.49
Great-West Real Estate Index Fund Institutional Class	4,961,603	47,366,736	12,530,091	20,337,848	1,800,897	15,911,746	546,665	55,470,725	5.14
Great-West Small Cap Growth Fund Institutional Class	795,108	8,521,511	5,414,422	2,331,642	883,307	(1,522,321)	694,104	10,081,970	0.93
Great-West Small Cap Value Fund Institutional Class	2,983,700	21,280,338	12,416,994	5,977,179	3,755,847	(2,657,072)	2,652,957	25,063,081	2.32
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,735,548	12,752,105	6,869,159	2,610,516	1,098,627	(2,015,613)	133,942	14,995,135	1.39
					17,702,274	5,994,395	16,473,732	330,543,633	30.61
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	241,181,665	210,535,933	49,241,375	21,790,740	-	-	3,195,097	241,181,665	22.33
					0	0	3,195,097	241,181,665	22.33
				Total	$19,577,112	$(13,349,866)	$29,452,001	$1,080,271,863	100.03%
(a) The Fund had realized gain distributions received from affiliates of $29,395,642.
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,197,376	$ 29,337,427	$ 9,008,122	$ 4,637,089	$ 245,068	$(1,702,726)	$ 514,505	$ 32,005,734	5.09%

Annual Report - December 31, 2021

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	4,880,945	$ 39,049,879	$11,277,883	$ 5,254,816	$ (199,491)	$(2,364,679)	$ 80,262	$ 42,708,267	6.80%
Great-West High Yield Bond Fund Institutional Class	1,835,515	17,462,975	3,546,689	1,984,339	135,581	192,515	395,145	19,217,840	3.06
Great-West Inflation-Protected Securities Fund Institutional Class	2,037,711	19,584,113	5,049,154	3,262,110	197,845	106,323	641,647	21,477,480	3.42
Great-West Multi-Sector Bond Fund Institutional Class	4,449,960	38,455,053	11,565,386	5,598,023	173,922	(2,414,795)	1,865,920	42,007,621	6.69
Great-West Short Duration Bond Fund Institutional Class	1,609,716	14,543,980	3,823,631	2,054,640	49,188	(408,974)	276,347	15,903,997	2.53
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,344,648	29,282,013	8,736,659	4,479,672	112,098	(1,564,166)	303,979	31,974,834	5.09
					714,211	(8,156,502)	4,077,805	205,295,773	32.68
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,844,851	17,201,736	7,013,661	3,017,988	1,002,067	(2,269,239)	198,314	18,928,170	3.01
Great-West International Growth Fund Institutional Class	1,654,246	17,134,833	6,747,112	3,356,444	959,478	(1,452,046)	104,361	19,073,455	3.04
Great-West International Value Fund Institutional Class	5,157,243	42,829,859	10,962,114	8,843,787	(567,268)	2,446,883	1,381,991	47,395,069	7.55
Great-West Large Cap Growth Fund Institutional Class	2,330,195	23,092,630	9,577,379	5,161,889	1,821,661	(1,852,676)	201,083	25,655,444	4.09
Great-West Large Cap Value Fund Institutional Class	7,972,598	57,864,215	15,153,988	14,511,061	1,909,776	5,831,723	1,597,542	64,338,865	10.24
Great-West Mid Cap Value Fund Institutional Class	4,060,309	31,326,883	15,083,457	8,658,566	1,610,304	(2,386,478)	8,190,136	35,365,296	5.63
Great-West Real Estate Index Fund Institutional Class	2,579,467	25,756,663	4,765,254	10,051,687	1,015,098	8,368,208	301,133	28,838,438	4.59
Great-West Small Cap Growth Fund Institutional Class	739,612	8,323,272	4,118,748	1,784,054	735,445	(1,279,688)	635,020	9,378,278	1.49
Great-West Small Cap Value Fund Institutional Class	2,790,052	20,859,466	9,935,012	5,671,157	2,918,065	(1,686,885)	2,465,949	23,436,436	3.73
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,621,670	12,495,509	5,397,490	2,508,839	575,190	(1,372,932)	122,696	14,011,228	2.23
					11,979,816	4,346,870	15,198,225	286,420,679	45.60
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	136,657,684	124,691,249	27,988,527	17,853,034	-	-	1,830,942	136,657,684	21.75
					0	0	1,830,942	136,657,684	21.75
				Total	$12,694,027	$(3,809,632)	$21,106,972	$628,374,136	100.03%
(a) The Fund had realized gain distributions received from affiliates of $23,915,972.

Annual Report - December 31, 2021

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,881,282	$ 62,890,752	$16,043,561	$ 6,337,306	$ 554,284	$ (3,715,377)	$ 1,120,918	$ 68,881,630	3.69%
Great-West Global Bond Fund Institutional Class	10,501,934	83,649,586	20,525,464	7,132,150	(400,710)	(5,150,979)	171,186	91,891,921	4.92
Great-West High Yield Bond Fund Institutional Class	3,955,645	37,416,264	7,029,759	3,460,419	280,821	429,996	851,493	41,415,600	2.22
Great-West Inflation-Protected Securities Fund Institutional Class	4,388,258	41,972,912	9,128,413	5,230,244	337,168	381,156	1,380,704	46,252,237	2.48
Great-West Multi-Sector Bond Fund Institutional Class	9,589,738	82,570,194	22,103,822	8,944,351	367,169	(5,202,533)	4,019,308	90,527,132	4.85
Great-West Short Duration Bond Fund Institutional Class	3,464,019	31,167,047	7,143,622	3,234,212	67,416	(851,944)	602,212	34,224,513	1.83
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,197,887	62,806,879	15,756,272	6,522,365	90,610	(3,228,983)	660,792	68,811,803	3.68
					1,296,758	(17,338,664)	8,806,613	442,004,836	23.67
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,587,050	70,562,785	23,518,084	9,255,223	1,329,741	(6,982,513)	819,012	77,843,133	4.17
Great-West International Growth Fund Institutional Class	6,783,766	70,006,509	23,858,275	10,354,310	2,919,609	(5,293,648)	436,445	78,216,826	4.19
Great-West International Value Fund Institutional Class	21,161,121	174,792,949	36,140,037	27,778,658	(4,036,470)	11,316,370	5,710,675	194,470,698	10.42
Great-West Large Cap Growth Fund Institutional Class	9,571,062	94,231,367	36,874,189	21,076,177	3,997,832	(4,651,982)	881,422	105,377,397	5.64
Great-West Large Cap Value Fund Institutional Class	32,673,062	236,156,779	59,071,645	53,497,913	10,348,493	21,941,103	6,583,355	263,671,614	14.12
Great-West Mid Cap Value Fund Institutional Class	16,549,013	128,064,394	57,954,579	36,574,203	2,220,252	(5,302,869)	33,920,572	144,141,901	7.72
Great-West Real Estate Index Fund Institutional Class	6,773,696	67,517,756	12,013,299	26,233,744	2,657,479	22,432,606	784,227	75,729,917	4.06
Great-West Small Cap Growth Fund Institutional Class	3,028,475	33,979,331	14,949,574	4,860,992	3,138,793	(5,666,852)	2,705,029	38,401,061	2.06
Great-West Small Cap Value Fund Institutional Class	11,402,822	85,155,097	37,887,879	21,987,510	10,240,750	(5,271,760)	10,311,676	95,783,706	5.13
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,636,032	50,968,874	19,937,071	9,095,583	958,317	(4,475,047)	523,133	57,335,315	3.07
					33,774,796	18,045,408	62,675,546	1,130,971,568	60.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	294,574,102	267,705,179	52,337,216	29,478,559	-	-	4,010,266	294,574,102	15.78
					0	0	4,010,266	294,574,102	15.78
				Total	$35,071,554	$ 706,744	$75,492,425	$1,867,550,506	100.03%
(a) The Fund had realized gain distributions received from affiliates of $94,458,424.

Annual Report - December 31, 2021

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,255,040	$ 18,224,054	$ 9,060,176	$ 3,501,556	$ 220,713	$(1,209,725)	$ 348,196	$ 22,572,949	2.49%
Great-West Global Bond Fund Institutional Class	3,431,983	24,270,722	11,460,747	4,171,845	(158,627)	(1,529,771)	50,701	30,029,853	3.32
Great-West High Yield Bond Fund Institutional Class	1,287,788	10,887,337	4,334,501	1,819,146	122,363	80,448	261,101	13,483,140	1.49
Great-West Inflation-Protected Securities Fund Institutional Class	1,435,617	12,187,398	5,501,010	2,589,349	178,364	32,346	438,805	15,131,405	1.67
Great-West Multi-Sector Bond Fund Institutional Class	3,145,883	23,998,234	12,021,415	4,673,933	82,088	(1,648,583)	1,270,719	29,697,133	3.28
Great-West Short Duration Bond Fund Institutional Class	2,771,469	22,086,261	10,411,163	4,357,046	139,033	(758,260)	460,228	27,382,118	3.03
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,357,618	18,190,992	9,022,335	3,525,976	175,327	(1,148,524)	202,307	22,538,827	2.49
					759,261	(6,182,069)	3,032,057	160,835,425	17.77
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,519,325	37,842,872	19,881,448	6,265,776	1,484,866	(5,090,268)	486,626	46,368,276	5.13
Great-West International Growth Fund Institutional Class	4,065,912	37,501,934	19,744,486	6,937,542	1,779,682	(3,428,908)	257,705	46,879,970	5.18
Great-West International Value Fund Institutional Class	12,623,647	93,604,893	35,878,088	20,143,210	(3,361,483)	6,671,540	3,392,315	116,011,311	12.82
Great-West Large Cap Growth Fund Institutional Class	5,736,142	50,320,904	28,803,025	12,111,943	2,949,326	(3,857,061)	510,742	63,154,925	6.98
Great-West Large Cap Value Fund Institutional Class	19,543,970	126,652,523	52,957,333	31,295,918	7,089,815	9,405,898	3,792,832	157,719,836	17.43
Great-West Mid Cap Value Fund Institutional Class	9,977,029	68,610,985	43,573,774	20,457,187	1,305,425	(4,827,654)	20,094,268	86,899,918	9.60
Great-West Real Estate Index Fund Institutional Class	2,859,405	25,571,814	8,793,108	8,918,032	3,309,455	6,521,255	300,931	31,968,145	3.53
Great-West Small Cap Growth Fund Institutional Class	1,826,857	18,180,145	11,724,458	2,856,857	2,162,828	(3,883,195)	1,586,443	23,164,551	2.56
Great-West Small Cap Value Fund Institutional Class	6,873,413	45,601,283	28,736,479	16,281,912	1,950,340	(319,179)	6,082,634	57,736,671	6.38
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,974,788	27,183,143	15,457,915	4,925,534	1,033,457	(3,373,355)	306,251	34,342,169	3.80
					19,703,711	(2,180,927)	36,810,747	664,245,772	73.41
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	80,126,465	64,635,095	28,224,500	13,756,677	-	-	1,023,547	80,126,465	8.85
					0	0	1,023,547	80,126,465	8.85
				Total	$20,462,972	$(8,362,996)	$40,866,351	$905,207,662	100.03%
(a) The Fund had realized gain distributions received from affiliates of $54,287,154.

Annual Report - December 31, 2021

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 12/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,045,958	$ 47,294,451	$17,553,007	$ 7,988,357	$ 1,333,787	$ (5,087,576)	$ 539,543	$ 51,771,525	7.17%
Great-West International Growth Fund Institutional Class	4,506,805	47,159,695	18,270,863	9,630,958	2,517,678	(3,836,143)	287,170	51,963,457	7.19
Great-West International Value Fund Institutional Class	14,106,636	117,785,809	31,286,929	29,284,660	(4,531,346)	9,851,909	3,772,839	129,639,987	17.95
Great-West Large Cap Growth Fund Institutional Class	6,342,465	63,646,175	25,500,905	15,253,962	4,116,420	(4,062,577)	589,350	69,830,541	9.67
Great-West Large Cap Value Fund Institutional Class	21,703,444	159,156,228	39,251,894	39,950,118	5,763,794	16,688,791	4,440,461	175,146,795	24.25
Great-West Mid Cap Value Fund Institutional Class	10,952,483	86,340,972	36,171,617	24,728,638	1,252,445	(2,387,822)	22,225,428	95,396,129	13.20
Great-West Real Estate Index Fund Institutional Class	1,946,646	19,691,119	4,293,054	8,893,343	767,342	6,672,677	240,894	21,763,507	3.01
Great-West Small Cap Growth Fund Institutional Class	2,005,528	22,840,514	11,136,793	4,710,621	2,317,813	(3,836,595)	1,780,393	25,430,091	3.52
Great-West Small Cap Value Fund Institutional Class	7,570,791	57,403,975	24,791,505	17,084,791	5,254,059	(1,516,047)	6,807,446	63,594,642	8.80
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,405,355	34,495,952	14,267,496	7,000,095	1,605,181	(3,701,088)	346,805	38,062,265	5.27
					20,397,173	8,785,529	41,030,329	722,598,939	100.03
				Total	$20,397,173	$ 8,785,529	$41,030,329	$722,598,939	100.03%
(a) The Fund had realized gain distributions received from affiliates of $58,308,497.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$293,927,436	$162,508,825
Great-West Moderately Conservative Profile Fund	169,750,267	121,383,223
Great-West Moderate Profile Fund	472,272,760	326,125,472
Great-West Moderately Aggressive Profile Fund	355,585,961	189,052,411
Great-West Aggressive Profile Fund	222,524,062	184,922,715
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund, and Great-West Aggressive Profile Fund (collectively, the “Funds”), five of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile Fund	$261,344	$3,410,462
Great-West Moderately Conservative Profile Fund	238,295	2,592,969
Great-West Moderate Profile Fund	965,690	9,520,786
Great-West Moderately Aggressive Profile Fund	572,295	5,346,756
Great-West Aggressive Profile Fund	633,953	5,517,839
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile Fund	12%
Great-West Moderately Conservative Profile Fund	16%
Great-West Moderate Profile Fund	22%
Great-West Moderately Aggressive Profile Fund	18%
Great-West Aggressive Profile Fund	26%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022